Equity in Net Earnings of Affiliates (Tables)	9 Months Ended
Sep. 30, 2016
Investments, Debt and Equity Securities [Abstract]
Schedule of Equity Method Investments
The carrying amounts of our investments in our equity method investments as at September 30, 2016 and December 31, 2015 are as follows:

(in thousands of $)	September 30, 2016	December 31, 2015

Golar Partners (1)	511,332	536,090
Golar Power (2)	113,321	—
OneLNG (3)	10,200	—
ECGS	5,516	5,475
Equity in net assets of affiliates	640,369	541,565

(1) Golar Partners is an owner and operator of FSRUs and LNG carriers under long-term charters. As of September 30, 2016, it had a fleet of ten vessels which are managed by the Company (December 31, 2015: ten vessels, excluding Golar Tundra).
(2) In July 2016, we entered into certain agreements forming a 50/50 joint venture with investment vehicles affiliated with the private equity firm Stonepeak Infrastructure Partners ("Stonepeak"). Under the terms of the shareholders' agreement with Stonepeak in relation to the formation of the joint venture company, Golar Power, we have disposed of the entities that own and operate Golar Penguin, Golar Celsius, newbuild FSRU 8 and LNG Power Limited to Golar Power. As a result, commencing July 6, 2016, these entities have been considered as affiliates and not as a controlled subsidiary of the Company as they form part of the 50/50 joint venture with Stonepeak. With effect from July 6, 2016 these entities have been accounted for under equity method accounting.
(3) On July 25, 2016 Golar and Schlumberger B.V. ("Schlumberger") entered into an agreement to form OneLNG, a joint venture, with the intention to offer an integrated upstream and midstream solution for the development of low cost gas reserves to LNG. OneLNG will be the exclusive vehicle for all projects that involve the conversion of natural gas to LNG which require both Schlumberger Production Management services and Golar's FLNG expertise. In accordance with the joint venture and shareholders' agreement, Golar holds 51% and Schlumberger the remaining 49% of OneLNG. By virtue of substantive participation rights held by Schlumberger we account for our investment in OneLNG under the equity method of accounting.

(in thousands of $)	Nine months to September 30, 2016	Nine months to September 30, 2015
		Restated
Share of net earnings in Golar Partners	12,756	9,389
Share of net loss in Golar Power	(2,679)	—
Share of net earnings in other affiliates	41	171
Net gain on disposal of investments in Golar Partners	—	32,580
	10,118	42,140